Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Going concern

The Group recorded net loss of RMB422,414 (US$59,381) in the nine months ended September 30, 2022 and has not been profitable in the past financial years since inception and had an accumulated deficit of RMB46,803,156 (US$6,579,484) as of September 30, 2022 and negative cash flow from operations of RMB4,856,482 and RMB923,966 (US$129,888) for the nine months ended September 30, 2021 and 2022, respectively. As of September 30, 2022, the Group had cash, cash equivalents, restricted cash and short-term investments of RMB5,046,741 (US$709,460), unused credit lines of RMB1,436,484 (US$201,938) and a working capital deficit of RMB18,302,643 (US$2,572,945). There is substantial doubt regarding the Group’s ability to continue as a going concern as it does not have sufficient funds to repurchase all or a significant portion of the outstanding 2025 Notes if redeemed by noteholders on April 1, 2023 without securing additional financing. Upon the occurrence of an event of default which includes default on principal payment of the 2025 Notes when due on April 1, 2023, the trustee or the holders of at least 25% in aggregate principal amount of the Company’s convertible senior notes may declare the whole principal of, and accrued and unpaid interest on, all the outstanding convertible senior notes (including the 2026 Notes) to be due and payable immediately, subject to certain exceptions and conditions under the respective indenture. Also, upon the occurrence of a fundamental change, holders of the Company’s convertible senior notes will have the right, at their option, to require the Company to repurchase all of their notes or any portion of the principal amount and accrued and unpaid interests. In the event of a fundamental change, the Company may also be required to issue additional ADSs upon conversion of its convertible senior notes (refer to Note 8 for the terms of the convertible senior notes). The accompanying unaudited interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities and commitments in the normal course of business. The unaudited interim condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Group has plans in place to reduce discretionary capital expenditures and operational expenses and secure additional financing, including, but not limited to, obtaining additional credit facilities from banks in the normal course of business, re-financing certain existing loans and credit facilities and other existing debt obligations and raising funds through additional issuances of equity and/or debt in public and/or private capital markets. Although management believes such plans, if executed, should provide the Group sufficient financing to meet its needs, successful completion of such plans is dependent on factors outside of the Group’s control and there can be no assurances that new financings or other transactions will be available to the Group on commercially acceptable terms, or at all. In addition, the potential worsening global economic conditions and the recent disruptions to, and volatility in, the global financial markets resulting from factors such as the ongoing COVID-19 pandemic, intensified geopolitical conflicts and other adverse changes in macro-economic conditions, may adversely impact the Group’s ability to secure additional financing. Accordingly, the Group concluded that substantial doubt has not been alleviated.

Convenience translation

Translations of amounts from RMB into US$ for the convenience of the readers have been calculated at the exchange rate of RMB7.1135 per US$1.00 on September 30, 2022, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.

Basis of presentation and principles of consolidation

The unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and include the accounts of the Group. In the opinion of management, the unaudited interim condensed consolidated financial statements, which comprise the unaudited condensed consolidated balance sheet as of September 30, 2022, the unaudited condensed consolidated statements of comprehensive loss and the unaudited condensed consolidated statements of cash flows for the nine months ended September 30, 2021 and 2022, reflect all adjustments, consisting of normal and recurring adjustments, necessary to present fairly the Company’s consolidated financial position as of September 30, 2022, the Company’s consolidated results of operations and consolidated cash flows for the nine months ended September 30, 2021 and 2022. The consolidated balance sheet data as of December 31, 2021 was derived from the Company’s audited consolidated financial statements, but does not include all disclosures required by U.S. GAAP for annual financial statements. These unaudited interim condensed consolidated financial statements and the notes thereto should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2021. Results for the nine months ended September 30, 2022 are not necessarily indicative of the results expected for the full fiscal year or for any future period.

The results of the subsidiaries are consolidated from the date on which the Group obtains control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the VIEs through power to govern the activities which most significantly impact its economic performance and is obligated to absorb losses of the VIEs that could potentially be significant to the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs, then the entity is consolidated. All intercompany balances and transactions between the Company, its subsidiaries, VIEs and VIEs’ subsidiaries have been eliminated on consolidation.

Use of Estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the standalone selling prices of performance obligations of revenue contracts, accrued sales rebates for online advertising revenues, the allowance for credit losses of accounts receivable, contract assets, receivables from online payment agencies, amounts due from related parties and debt securities, liabilities associated with financial guarantees, future viewership consumption patterns and useful lives of licensed copyrights and produced content, future revenues generated by the broadcasting and sublicensing rights of content assets (licensed and produced), useful lives of certain finite-lived intangible assets, fair values of certain debt and equity investments, recoverability and useful lives of long-lived assets, recoverability of indefinite-lived intangible assets and goodwill, ultimate revenue of produced content predominantly monetized on its own, fair values of licensed copyrights and produced content monetized as a film group or individually, fair value of share options to purchase the Company’s ordinary shares, fair value of nonmonetary content exchanges, fair value of financial instruments, forfeiture rates for share options granted, valuation allowances on deferred tax assets and income tax uncertainties, among others. Management bases these estimates on its historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Short-term investments

All highly liquid investments with maturities of greater than three months, but less than twelve months, are classified as short-term investments.

Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments. The Group accounts for short-term investments in accordance with ASC topic 320, Investments—Debt and Equity Securities (“ASC 320”). The Group classifies the short-term investments as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings.

The securities that the Group has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. The Group determines realized gains or losses on sale of held-to-maturity securities on a specific identification method, and records such gains or losses in earnings.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

As of December 31, 2021 and September 30, 2022, the Group’s short-term investments consist of held-to-maturity debt securities and available-for-sale debt securities with maturities of less than one year purchased from commercial banks and other financial institutions.

Produced Content, net

The Group produces original content in-house and collaborates with external parties. Produced content primarily consists of films, episodic series, variety shows and animations. The costs incurred in the physical production of original content include direct production costs, production overhead and acquisition costs. Produced content also includes cash expenditures made to acquire a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Exploitation costs are expensed as incurred. Participation costs are accrued using the individual-film-forecast-computation method, which recognizes the costs in the same ratio as the associated ultimate revenue. Production costs for original content that are predominantly monetized in a film group are capitalized. Production costs for original content predominantly monetized on its own are capitalized to the extent that they are recoverable from total revenues expected to be earned (“ultimate revenue”); otherwise, they are expensed as cost of revenues. Ultimate revenue estimates include revenue expected to be earned from all sources, including exhibition, licensing, or exploitation of produced content if the Group has demonstrated a history of earning such revenue. The Group estimates ultimate revenue to be earned during the estimated useful lives of produced content based on anticipated release patterns and historical results of similar produced content, which are identified based on various factors, including cast and crew, target audience and popularity. The capitalized production costs are reported separately as noncurrent assets with caption of “Produced content, net” on the condensed consolidated balance sheets

Based on factors including historical and estimated future viewership consumption patterns, the Group amortizes film costs for produced content that is predominantly monetized in a film group. For produced content that is monetized on its own, the Group considers historical and estimated usage patterns to determine the pattern of amortization for film costs. Based on the estimated patterns, the Group amortizes produced content using an accelerated method over its estimated useful lives within ten years, beginning with the month of first availability and such costs are included in “Cost of revenues” in the unaudited interim condensed consolidated statements of comprehensive loss.

Licensed Copyrights, net

Licensed copyrights consist of professionally-produced content such as films, television series, variety shows and other video content acquired from external parties. The license fees are capitalized and, unless prepaid, a corresponding liability is recorded when the cost of the content is known, the content is accepted by the Group in accordance with the conditions of the license agreement and the content is available for its first showing on the Group’s websites. Licensed copyrights are presented on the condensed consolidated balance sheets as current and non-current based on estimated time of usage.

The Group’s licensed copyrights include the right to broadcast and, in some instances, the right to sublicense. The broadcasting right refers to the right to broadcast the content on its own websites and the sublicensing right refers to the right to sublicense the underlying content to external parties. When licensed copyrights include both broadcasting and sublicensing rights, the content costs are allocated to these two rights upon initial recognition, based on the relative proportion of the estimated total revenues that will be generated by each right over its estimated useful lives.

For the right to broadcast the contents on its own websites that generates online advertising and membership services revenues, based on factors including historical and estimated future viewership patterns, the content costs are amortized using an accelerated method by content categories over the shorter of each content’s contractual period or estimated useful lives within ten years, beginning with the month of first availability. Content categories accounting for most of the Group’s content include newly released drama series, newly released movies, animations, library drama series and library movies. Estimates of future viewership consumption patterns and estimated useful lives are reviewed periodically, at least on an annual basis and revised, if necessary. Revisions to the amortization patterns are accounted for as a change in accounting estimate prospectively in accordance with ASC topic 250, Accounting Changes and Error

Corrections (“ASC 250”). For the right to sublicense the content to external parties that generates direct content distribution revenues, the content costs are amortized based on its estimated usage pattern and recorded as cost of revenues.

Impairment of Licensed Copyrights and Produced Content

The Group’s business model is mainly subscription and advertising based, as such the majority of the Group’s content assets (licensed copyrights and produced content) are predominantly monetized with other content assets, whereas a smaller portion of the Group’s content assets are predominantly monetized at a specific title level such as variety shows and investments in a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Because the identifiable cash flows related to content launched on the Group’s Mainland China platform are largely independent of the cash flows of other content launched on the Group’s overseas platform, the Group has identified two separate film groups. The Group reviews its film groups and individual content for impairment when there are events or changes in circumstances that indicate the fair value of a film group or individual content may be less than its unamortized costs. Examples of such events or changes in circumstances include, a significant adverse change in technological, regulatory, legal, economic, or social factors that could affect the fair value of the film group or the public’s perception of a film or the availability of a film for future showings, a significant decrease in the number of subscribers or forecasted subscribers, or the loss of a major distributor, a change in the predominant monetization strategy of a film that is currently monetized on its own, actual costs substantially in excess of budgeted costs, substantial delays in completion or release schedules, or actual performance subsequent to release failing to meet expectations set before release such as a significant decrease in the amount of ultimate revenue expected to be recognized.

When such events or changes in circumstances are identified, the Group assesses whether the fair value of an individual content (or film group) is less than its unamortized film costs, determines the fair value of an individual content (or film group) and recognizes an impairment charge for the amount by which the unamortized capitalized costs exceed the individual content’s (or film group’s) fair value. The Group mainly uses a discounted cash flow approach to determine the fair value of an individual content or film group, for which the most significant inputs include the forecasted future revenues, costs and operating expenses attributable to an individual content or the film group and the discount rate. An impairment loss attributable to a film group is allocated to individual licensed copyrights and produced content within the film group on a pro rata basis using the relative carrying values of those assets as the Group cannot estimate the fair value of individual contents in the film group without undue cost and effort.

Revenue Recognition

The Group’s revenues are derived principally from membership services, online advertising services and content distribution. Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. Value added taxes (“VAT”) are presented as a reduction of revenues.

The Group’s revenue recognition policies are set forth as follows:

Membership services

The Group offers membership services to subscribing members with various privileges, which primarily include access to exclusive and ad-free streaming of premium content 1080P/4K high-definition video, Dolby Audio, and accelerated downloads and others. When the receipt of membership fees is for services to be delivered over a period of time, the receipt is initially recorded as “Customer advances and deferred revenue” on the condensed consolidated balance sheets and revenue is recognized ratably over the membership period as services are rendered. Membership services revenue also includes fees earned from subscribing members for on-demand content purchases and early access to premium content. The Group is the principal in its relationships where partners, including consumer electronics manufacturers (TVs and cell phones), mobile operators, internet service providers and online payment agencies, provide access to the membership services or payment processing services as the Group retains control over its service delivery to its subscribing members. Typically, payments made to the partners, are recorded as cost of revenues. For the sale of the right to other membership services through strategic cooperation with other parties, the Group recognizes revenue on a net basis when the Group does not control the specified services before they are transferred to the customer.

Online advertising services

The Group sells advertising services primarily to third-party advertising agencies and a small portion is sold directly to advertisers. Advertising contracts are signed to establish the price and advertising services to be provided. Pursuant to the advertising contracts, the Group provides advertisement placements on its websites in different formats, including but not limited to video, banners, links, logos, brand placement and buttons. The Group performs a credit assessment of the customer to assess the collectability of the contract price prior to entering into contracts. For contracts where the Group provides customers with multiple performance obligations, primarily for advertisements to be displayed in different spots, placed under different forms and occur at different times, the Group would evaluate all the performance obligations in the arrangement to determine whether each performance obligation is distinct. Consideration is allocated to each performance obligation based on its standalone selling price and revenue is recognized as each performance obligation is satisfied through the Group’s display of the advertisements in accordance with the revenue contracts.

The Group provides various sales incentives to its customers for meeting certain cumulative purchase volume requirements, including cash rebates to certain third-party advertising agencies and non-cash credits which can be used to acquire future online advertising services in certain bundled arrangements, which are negotiated on a contract-by-contract basis with customers. The Group accounts for cash rebates granted to customers as variable consideration which is measured based on the most likely amount of incentive to be provided to customers. Non-cash credits granted to customers are considered options to acquire additional services that provide customers with a material right. The contract consideration related to these customer options to acquire additional services are deferred and recognized as revenue when future services are transferred or when the options expire.

Content distribution

The Group generates revenues from sub-licensing content assets for cash or through nonmonetary exchanges mainly with other online video broadcasting companies. The exclusive licensing agreements the Group enters into with the vendors have a specified license period and provide the Group rights to sub-license these content assets to other parties. The Group enters into a non-exclusive sub-license agreement with a sub-licensee for a period that falls within the original exclusive license period. For cash sub-licensing transactions, the Group is entitled to receive the sub-license fee under the sub-licensing arrangements and does not have any future obligation once it has provided the underlying content to the sub-licensee (which is provided at or before the beginning of the sub-license period). The sub-licensing of content assets represents a license of functional intellectual property which grants a right to use the Group’s content assets and is recognized at the point in time when the content asset is made available for the customer’s use and benefit.

The Group also enters into nonmonetary transactions to exchange online broadcasting rights of content assets with other online video broadcasting companies from time to time. The exchanged content assets provide rights for each party to broadcast the content assets received on its own website only. Each transferring party retains the right to continue broadcasting the exclusive content on its own website and/or sublicense the rights to the content it surrendered in the exchange. The Group accounts for these nonmonetary exchanges based on the fair value of the asset received. Barter sublicensing revenues are recognized in accordance with the same revenue recognition criteria above. The Group estimates the fair value of the content assets received using a market approach based on various factors, including the purchase price of similar non-exclusive and/or exclusive contents, broadcasting schedule, cast and crew, theme, popularity and box office. The transaction price of barter transaction revenues is calculated on the individual content asset basis. For a significant barter sublicensing transaction, the Company further reviews the fair value by analyzing against the cost of the content assets bartered out and/or engages a third-party valuation firm to assess the reasonableness of its fair value. The attributable cost of sublicensing transactions, whether for cash or through nonmonetary exchanges, is recognized as cost of revenues through the amortization of the sublicensing right component of the exclusive content asset.

Others

Other revenues mainly include revenues from live broadcasting, online games and other licensing.

Live broadcasting

The Group operates a live broadcasting platform, iQIYI Show, whereby users can follow their favorite hosts and shows in real time through live broadcasting. Users can purchase virtual currency for usage in iQIYI Show to acquire consumable virtual gifts, which are simultaneously presented to hosts to show their support or time-based virtual items, which enables users to enjoy additional functions and privileges for a specified time period.

The Group operates the live broadcasting platform and determines the price of virtual items sold. Therefore, revenues derived from the sale of virtual items are recorded on a gross basis as the Group acts as the principal in the transaction. Costs incurred from services provided by the hosts are recognized as cost of revenues. To facilitate the sale of virtual items, the Group bundles special privileges and virtual items as a package at a discounted price and the Group allocates the arrangement consideration to each performance obligation based on their relative standalone selling prices. Revenue from the sale of consumable virtual gifts is recognized when consumed by the user, or, in the case of time-based virtual items, recognized ratably over the period each virtual item is made available to the user. Virtual currency sold but not yet consumed by the purchasers is recorded as “Customer advances and deferred revenue” on the condensed consolidated balance sheets.

Online games

The Group operates mobile games including both self-developed and licensed mobile games and generates mobile game revenues from the sale of in-game virtual items, including items, avatars, skills, privileges or other in-game consumables, features or functionality, within the games.

The Group records revenue generated from mobile games on a gross basis if the Group acts as the principal in the mobile game arrangements under which the Group controls the specified services before they are provided to the customer. In addition, when the Group acts as the principal, it is primarily responsible for fulfilling the promise to provide maintenance services and has discretion in setting the price for the services to the customer. Otherwise, the Group records revenue on a net basis based on the ratios pre-determined with the online game developers when all the revenue recognition criteria set forth in ASC topic 606, Revenue from Contracts with Customers (“ASC 606”) are met, which is generally when the user purchases virtual currencies issued by the game developers.

For transactions where the Group is the principal, the Group determines that the in-game virtual items are identified as performance obligations. The Group provides on-going services to the end-users who purchase virtual items to gain an enhanced game-playing experience. Accordingly, the Group recognizes revenues ratably over the estimated average playing period of these paying players, starting from the point in time when virtual items are delivered to the players’ accounts.

Other licensing

The Group grants rights to its customers to re-create short-form videos for selected content assets from its existing content library over a fixed license period. The transaction price is allocated based on the estimated standalone selling prices of the identified performance obligations, which consists of (i) the licensing of rights related to selected content assets in the existing content library; and (ii) future unspecified updates to the existing content library during the license period. The Group records revenue when the customer obtains the rights for the selected content assets from its existing content library at the commencement of the license period and as the updated contents are made available to the customer over the license period.

Contract balances

When either party to a revenue contract has performed, the Group presents the contract in the condensed consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

Contract assets represent unbilled amounts related to the Group’s rights to consideration for advertising services delivered and are included in “Prepayments and other assets” on the condensed consolidated balance sheets. As of December 31, 2021 and September 30, 2022, contract assets were RMB1,591,152 and RMB1,202,686 (US$169,071), respectively, net of an allowance for credit losses of RMB14,721 and RMB12,233 (US$1,720), respectively.

Contract liabilities are the Group’s obligation to transfer goods or services to customers for which the Group has received consideration from customers, which are comprised of: i) payments received for membership fees and other services; ii) virtual currency sold for which the corresponding services have not yet been provided to customers; and iii) non-cash credits granted to customers. Contract liabilities are primarily presented as “Customer advances and deferred revenue” on the condensed consolidated balance sheets. Balances of contract liabilities were RMB4,416,413 and RMB4,801,724 (US$675,016), as of December 31, 2021 and September 30, 2022, respectively. Revenue recognized for the nine months ended September 30, 2022 that was included in contract liabilities as of January 1, 2022 was RMB3,170,096 (US$445,645).

Practical Expedients and Exemptions

The Group does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Group recognizes revenue at the amount to which it has the right to invoice for services performed.

(Loss)/earnings per share

The Company computes (loss)/earnings per Class A and Class B ordinary shares in accordance with ASC topic 260, Earnings per Share (“ASC 260”) using the two-class method. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company adjusts for the accretion of the redeemable noncontrolling interests in the calculation of income available to ordinary shareholders of the Company used in the (loss)/earnings per share calculation. The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting and conversion. As a result, and in accordance with ASC 260, the undistributed (loss)/income is allocated based on the contractual participation rights of the Class A and Class B ordinary shares, respectively. As the liquidation and dividend rights are identical, the undistributed (loss)/income is allocated on a proportionate basis.

Diluted (loss)/earnings per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potential ordinary shares consist of ordinary shares issuable upon the conversion of convertible senior notes using the if-converted method and ordinary shares issuable upon the exercise of share options and vesting of restricted share units, using the treasury stock method. Potential ordinary shares are excluded from the computation of diluted (loss)/earnings per share if their effects are anti-dilutive. The computation of the diluted (loss)/earnings per Class A ordinary share assumes the conversion of Class B ordinary shares to Class A ordinary shares, while diluted (loss)/earnings per Class B ordinary share does not assume the conversion of such shares. The Company adjusts for the securities issued by subsidiaries and equity method investees in the calculation of (loss)/income available to ordinary shareholders of the Company used in the diluted (loss)/earnings per share calculation.

Concentration of credit risks

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, contract assets, amounts due from related parties and receivables from online payment agencies. The carrying amounts of these assets represent the Group’s maximum exposure to credit risk. As of December 31, 2021 and September 30, 2022, the Group has RMB3,074,864 and RMB3,576,254 (US$502,742) in cash, cash equivalents and restricted cash, respectively, which is held in cash and demand deposits with several financial institutions in the PRC and international financial institutions outside of the PRC, respectively. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions.

Accounts receivable, contract assets, amounts due from related parties and receivables from online payment agencies are typically unsecured and denominated in RMB, derived from revenue earned from customers and agencies in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains an allowance for credit losses and the Group had no single customer with a balance exceeding 10% of the total accounts receivable and contract asset balance as of December 31, 2021 and September 30, 2022.

Impact of COVID-19

Although the Group’s businesses have resumed, there is still continuing adverse impact on the Group’s online advertising revenues as a result of the challenging macroeconomic environment and the COVID-19 pandemic resurgence in 2022. Uncertainties still exist as it relates to the impact of COVID-19’s on the Group’s businesses, and the extent of the impact will depend on a number of factors, including the duration and severity of the pandemic; possibility of Delta and Omicron outbreak, the development and progress of distribution of COVID-19 vaccine and other medical treatment, the potential change in user behavior, especially on internet usage due to the prolonged impact of COVID-19, the uneven impact to certain industries, and the macroeconomic impact of government measures to contain the spread of COVID-19 and related government stimulus measures, almost all of which are beyond the Group's control. As a result, certain of the Group’s estimates and assumptions, including the fair value of the Group’s film groups, allowance for credit losses, the fair value of non-marketable equity securities and fair value of financial assets or long-lived assets subject to impairment assessments, require increased judgment and carry a higher degree of variability and volatility that could result in material changes to the Group’s estimates in future periods.